Investments - Summary of Investments - Asanko preference shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value at beginning of the year	$ 0.0
Net change in fair value (recognised in OCI)	0.0	$ 39.4
Fair value at end of the year	$ 0.0	0.0
Nominal discount rate	19.90%
Financial assets available-for-sale, category
Disclosure of detailed information about financial instruments [line items]
Fair value at beginning of the year	$ 99.7	60.3
Net change in fair value (recognised in OCI)		39.4
Fair value at end of the year		$ 99.7